Note 38 - Insurance and reinsurance contracts income and expenses - Other operating income and expenses on insurance and reinsurance contracts (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Insurance and Reinsurance Contracts Income and Expenses
Income on insurance and reinsurance contracts (Income Statement)	€ 1,547	€ 1,601
Expenses on insurance and reinsurance contracts (Income Statement)	983	1,091
Total Net Income Arising from Insurance and Reinsurance Contracts	€ 565	€ 510